Long-Term Investments (Details Textual) (CAD)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Entity Common Stock, Shares Outstanding	17,496,646
Cash Store Australia Holdings Inc [Member]
Equity Method Investment, Ownership Percentage	18.30%
Business Acquisition, Share Price	0.06
Equity Method Investment Sold, Carrying Amount	0	0
Equity Method Investment, Quoted Market Value	570
Rtf Financial Holdings Inc [Member]
Equity Method Investment, Ownership Percentage	15.70%
Business Acquisition, Share Price	0.06
Equity Method Investment Sold, Carrying Amount	0	0